SEGMENTED INFORMATION (Details) - Schedule of Segment Information for Assets and Liabilities - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
SEGMENTED INFORMATION (Details) - Schedule of Segment Information for Assets and Liabilities [Line Items]
Current assets	$ 232,308	$ 221,189
Plant and equipment	79,418	75,729
Mineral rights and properties	326,448	277,429
Investment in an associate	56,841	53,457
Other investments	17,768	15,733
Reclamation deposits	8,876	8,513
Long-term prepaids and deposits	974	409
Long-term portion of lease receivable		183
Deferred income tax assets	905
Total assets	723,538	652,642
Current liabilities	46,038	37,175
Long-term portion of lease obligation	614	1,084
Deferred income tax liabilities	48,033	40,792
Environmental rehabilitation	8,739	7,863	$ 8,700
Total liabilities	103,424	86,914
Mining Henan Luoning [Member]
SEGMENTED INFORMATION (Details) - Schedule of Segment Information for Assets and Liabilities [Line Items]
Current assets	141,376	124,636
Plant and equipment	58,189	53,651
Mineral rights and properties	254,071	225,023
Investment in an associate
Other investments	72	2,289
Reclamation deposits	3,996	3,898
Long-term prepaids and deposits	588	221
Long-term portion of lease receivable
Deferred income tax assets
Total assets	458,292	409,718
Current liabilities	37,161	28,654
Long-term portion of lease obligation
Deferred income tax liabilities	46,849	39,756
Environmental rehabilitation	6,053	6,115
Total liabilities	90,063	74,525
Mining Hunan [Member]
SEGMENTED INFORMATION (Details) - Schedule of Segment Information for Assets and Liabilities [Line Items]
Current assets	870	909
Plant and equipment	3,708	3,833
Mineral rights and properties	7,571	7,345
Investment in an associate
Other investments
Reclamation deposits
Long-term prepaids and deposits	104	101
Long-term portion of lease receivable
Deferred income tax assets
Total assets	12,253	12,188
Current liabilities	545	625
Long-term portion of lease obligation
Deferred income tax liabilities	1,184	1,036
Environmental rehabilitation	1,044	993
Total liabilities	2,773	2,654
Mining Guangdong [Member]
SEGMENTED INFORMATION (Details) - Schedule of Segment Information for Assets and Liabilities [Line Items]
Current assets	14,919	11,177
Plant and equipment	15,282	15,765
Mineral rights and properties	32,091	28,314
Investment in an associate
Other investments
Reclamation deposits	4,872	4,607
Long-term prepaids and deposits	282	87
Long-term portion of lease receivable
Deferred income tax assets	905
Total assets	68,351	59,950
Current liabilities	5,155	4,570
Long-term portion of lease obligation
Deferred income tax liabilities
Environmental rehabilitation	1,642	755
Total liabilities	6,797	5,325
Mining Other [Member]
SEGMENTED INFORMATION (Details) - Schedule of Segment Information for Assets and Liabilities [Line Items]
Current assets	1,566	191
Plant and equipment	163	59
Mineral rights and properties	32,715	16,747
Investment in an associate
Other investments
Reclamation deposits
Long-term prepaids and deposits
Long-term portion of lease receivable
Deferred income tax assets
Total assets	34,444	16,997
Current liabilities	2
Long-term portion of lease obligation
Deferred income tax liabilities
Environmental rehabilitation
Total liabilities	2
Administrative Beijing [Member]
SEGMENTED INFORMATION (Details) - Schedule of Segment Information for Assets and Liabilities [Line Items]
Current assets	8,570	4,322
Plant and equipment	864	965
Mineral rights and properties
Investment in an associate
Other investments
Reclamation deposits
Long-term prepaids and deposits
Long-term portion of lease receivable
Deferred income tax assets
Total assets	9,434	5,287
Current liabilities	295	112
Long-term portion of lease obligation
Deferred income tax liabilities
Environmental rehabilitation
Total liabilities	295	112
Administrative Vancouver [Member]
SEGMENTED INFORMATION (Details) - Schedule of Segment Information for Assets and Liabilities [Line Items]
Current assets	65,007	79,954
Plant and equipment	1,212	1,456
Mineral rights and properties
Investment in an associate	56,841	53,457
Other investments	17,696	13,444
Reclamation deposits	8	8
Long-term prepaids and deposits
Long-term portion of lease receivable		183
Deferred income tax assets
Total assets	140,764	148,502
Current liabilities	2,880	3,214
Long-term portion of lease obligation	614	1,084
Deferred income tax liabilities
Environmental rehabilitation
Total liabilities	$ 3,494	$ 4,298